Commitments and Contingent Liabilities - Schedule of Future Minimum Lease Obligations (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 326
2018	276
Total	$ 602